Subsequent events (Details) R in Millions	Jun. 30, 2021 ZAR (R)
Dispute of dismissal during unprotected strike | Sasol Mining (Pty) Ltd
Disclosure of non-adjusting events after reporting period
Legal proceedings provision	R 88